Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Summary of Investments in Other Entities	As of December 31, 2023 and 2022 the investment in other entities is comprised of the following:

	2023	2022
Investment in Associates and Joint Ventures	Ps. 9,246	Ps. 8,452

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2023	2022	2023	2022
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. —
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	223	189
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	808	752
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	1,139	578

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,454	3,632
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.2%	29.3%	2,831	2,267
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	25.1%	298	388
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	215	157
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	99	100
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%	23	282
Others	Various	Various	Various	Various	156	107
					Ps. 9,246	Ps. 8,452
Accounting method:
(1) The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.